RESTRICTIONS ON CASH AND DUE FROM BANK ACCOUNTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Restrictions On Cash And Due From Bank Accounts [Abstract]
Average Restriction on Cash and Due From Bank Accounts	$ 33.3	$ 30.6